Note 12 - Sale of Blanket Mine Treasury Bills (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	May 16, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net gains (losses) on disposals of investments	$ 3,202		[1]	$ 3,202

[1]	Restated, refer note 4(a).